INVESTMENT IN SILVERBACK (Narrative) (Details) - Silverback Ltd. ("Silverback") [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Percentage of ownership interest in subsidiary	15.00%
Fair value adjustment	$ 1,200,000
Catch-up depletion charge	600,000
Unamortized fair value adjustment of underlying silver stream asset	$ 492,370	$ 624,481